Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Current assets:
Cash, cash equivalents and restricted cash (Note 6)	$ 741,122	$ 15,254,876	$ 10,103,385
Accounts receivable:
Related parties (Note 7)	4,662	95,951	72,629
Other accounts receivable, net (Note 8)	50,264	1,034,604	560,640
Recoverable value added tax and others	35,862	738,162	922,458
Recoverable income tax	15,296	314,845	471,652
Inventories (Note 9)	14,397	296,345	278,959
Prepaid expenses and other current assets (Note 10)	38,387	790,138	850,425
Derivative Financial instruments (Notes 3 and 5)			206
Guarantee deposits (Note 11)	78,990	1,625,886	1,141,956
Total current assets	978,980	20,150,807	14,402,310
Non-current assets:
Rotable spare parts, furniture and equipment, net (Note 12)	454,602	9,357,304	7,281,157
Right-of-use assets (Note 14)	1,917,235	39,463,408	34,316,217
Intangible assets, net (Note 13)	12,632	260,015	191,562
Derivative Financial instruments (Notes 3 and 5)	1,398	28,771	326
Deferred income taxes (Note 20)	141,272	2,907,879	3,128,555
Guarantee deposits (Note 11)	455,372	9,373,154	8,424,738
Other long-term assets	23,077	475,023	444,248
Total non-current assets	3,005,588	61,865,554	53,786,803
Total assets	3,984,568	82,016,361	68,189,113
Current liabilities:
Unearned transportation revenue (Note 21)	303,982	6,257,008	5,850,917
Suppliers	108,164	2,226,400	2,239,736
Related parties (Note 7)	10,547	217,103	124,993
Accrued liabilities (Note 15a)	178,096	3,665,841	2,356,287
Lease liabilities (Note 14)	283,843	5,842,492	6,484,092
Other taxes and fees payable (Note 1r)	131,182	2,700,183	2,236,161
Income taxes payable	4,187	86,187	4,005
Derivative Financial instruments (Notes 3 and 5)			9,657
Financial debt (Note 5)	196,898	4,052,859	1,558,884
Other liabilities (Note 16)	34,635	712,903	101,218
Total current liabilities	1,251,534	25,760,976	20,965,950
Non-current liabilities:
Financial debt (Note 5)	108,039	2,223,821	3,795,749
Accrued liabilities (Note 15b)	1,475	30,363	66,698
Lease liabilities (Note 14)	2,128,294	43,807,747	37,646,450
Other liabilities (Note 16)	166,930	3,436,001	2,667,683
Employee benefits (Note 17)	3,968	81,673	50,627
Deferred income taxes (Note 20)	11,191	230,342	199,771
Total non-current liabilities	2,419,897	49,809,947	44,426,978
Total liabilities	3,671,431	75,570,923	65,392,928
Equity (Note 19):
Capital stock	166,464	3,426,406	3,426,406
Treasury shares	(10,172)	(209,383)	(223,744)
Contributions for future capital increases		1	1
Legal reserve	14,146	291,178	291,178
Additional paid-in capital	226,120	4,654,340	4,720,221
Accumulated deficit	(84,282)	(1,734,828)	(3,855,379)
Accumulated other comprehensive income (loss)	861	17,724	(1,562,498)
Total equity	313,137	6,445,438	2,796,185
Total liabilities and equity	$ 3,984,568	$ 82,016,361	$ 68,189,113